UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 1999

Name: Welch Capital Partners, LLC
Address: 101 East 52nd Street
	 31st Floor
	 New York, NY 10022

13F File Number: 28-6428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:	Christopher Welch
Title:	Manager
Phone:	212-754-6077
Signature, Place, and Date of Signing:

Chris Welch	New York, NY	August 23, 1999

Report Type:
[X]	13F Holdings Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	74

Form 13F Information Table Value Total:	$175,813

                               Form 13F Information Table
Name of Issuer        Title of  Value  Shares INVSTMTOther  Voting
                                (x1000)       DSCRETNManagerAuthority
                                               Sole          Sole
Abbott Labs           Common       3064  67536   x            x
Airborne Freight      Common        530  19160   x            x
Aluminum Co. of AmericCommon        248   4000   x            x
AMDOCS Limited        Common       3697 162500   x            x
American Home         Common       7094 123638   x            x
American Int'l Group  Common       2493  21261   x            x
AmeriCredit           Common        108   6750   x            x
Associate First CapitaCommon         34    760   x            x
AT&T                  Common       4767  85408   x            x
Bank of Boston        Common       2220  43427   x            x
BP Amco               Common        201   1852   x            x
Cambridge Technology PCommon        877  49920   x            x
CBS Corporation       Common        241   5525   x            x
Cendant               Common       3876 189060   x            x
Chevron               Common       1079  11350   x            x
Cisco Systems         Common       1658  25738   x            x
Citigroup             Common       8315 175054   x            x
Coca Cola             Common        496   8000   x            x
Compaq                Common         79   3350   x            x
Computer Associates InCommon       2073  37860   x            x
Computer Sciences     Common       6032  87190   x            x
Concentra Managed CareCommon       2923 197310   x            x
Cornell Corrections   Common       2494 151700   x            x
DuPont                Common       1605  23500   x            x
Eastman Kodak         Common        102   1500   x            x
Exxon                 Common       1180  15300   x            x
Federal National MortgCommon       6049  88625   x            x
Ford Motor Co.        Common         82   1450   x            x
Franklin Resources    Common        406  10000   x            x
General Electric      Common       6188  54760   x            x
Gillette              Common        328   8000   x            x
GOTO.com              Common         28   1000   x            x
Hewlett Packard       Common       7223  71870   x            x
Home Depot            Common       2792  43335   x            x
IBM                   Common       1293  10000   x            x
Imperial Credit       Common        795 112050   x            x
Incyte PharmaceuticalsCommon        555  21000   x            x
Intel                 Common       7055 118570   x            x
Johnson & Johnson     Common        314   3200   x            x
Keane                 Common       2268 100230   x            x
Kmart                 Common       3365 203922   x            x
Kroger                Common       5702 204100   x            x
LSI Logic             Common       1938  42010   x            x
Lucent Technologies   Common         81   1200   x            x
McKesson              Common       2817  87520   x            x
Medtronic             Common       2870  36850   x            x
Merck                 Common       8158 110806   x            x
Micron Technology     Common       2302  56830   x            x
Microsoft, Inc.       Common       2254  24988   x            x
Miller Industries     Common       1505 382160   x            x
Mobil                 Common        222   2250   x            x
Monsanto              Common       4010 101365   x            x
Parexel               Common       2365 177660   x            x
Pfizer                Common       2938  26950   x            x
Philip Morris         Common       4272 106290   x            x
Proctor & Gamble      Common       3320  37200   x            x
PSI Net               Common         66   1500   x            x
QLT Phototherapeutics Common        985  17900   x            x
S&P 400 Mid-Cap index Common        963  12280   x            x
Sara Lee              Common         17    752   x            x
Schering-Plough       Common        945  18000   x            x
Security Dynamics TechCommon        206   9672   x            x
Staples               Common        229   7405   x            x
Synaptic PharmaceuticaCommon         11   2400   x            x
Sysco                 Common        477  16000   x            x
Teco Energy           Common        339  14911   x            x
Texaco                Common       3413  54720   x            x
The MONY Group        Common        163   5000   x            x
United Technologies   Common        871  12104   x            x
Wal Mart              Common        158   3282   x            x
Warner Lambert        Common       8533 123450   x            x
WorldCom              Common      11028 128142   x            x
Wrigley Wm Jr Co      Common        598   6700   x            x
Xerox                 Common       5834  98780   x            x